Material Events in the Reporting Period	6 Months Ended
Jun. 30, 2019
Material Events in the Reporting Period [Abstract]
MATERIAL EVENTS IN THE REPORTING PERIOD

NOTE 3    -    MATERIAL EVENTS IN THE REPORTING PERIOD

A.	On May 17, 2018, the Company, through its subsidiary Foresight Automotive, incorporated Eye-Net Mobile, in order to spin off the activities dedicated to the design and development of V2X (the "V2X Activity"). Under the terms of the transaction, Foresight Automotive transferred to Eye-Net Mobile, without any consideration, all of its rights and intellectual property rights related to the V2X Activity, including all employees related to the V2X Activity. The spin off was completed on January 1, 2019.

B.	On January 27, 2019, the Company entered into a development agreement for manufacturing and engineering consulting services, and an investment agreement with RH Electronics Ltd. ("RH"). According to the agreement, RH purchased 1,233,333 Ordinary Shares for a total consideration of $1,000 at a price per ADS of approximately $4.08 (reflecting the price of NIS 3.00 per Ordinary Share).

C.	On March 19, 2019, the Company raised $6,150 (gross) through a public offering of its ADSs. The Company issued a total of 4,100,000 ADSs (20,500,000 Ordinary Shares) at $1.50 per ADS. After deducting closing costs and fees, the Company received proceeds of approximately $5,521, net of issuance expenses.

D.	On March 13, 2019, Rail Vision Ltd. ("Rail Vision"), an affiliated company of the Company, and Knorr-Bremse Systeme für Schienenfahrzeuge GmbH, an affiliate of Knorr-Bremse AG (Frankfurt: KBX), a global market leader for braking systems and a leading supplier of other rail and commercial vehicle subsystems ("KB"), signed an agreement whereby KB will invest $10,000 in Rail Vision, in two installments, in consideration of an issuance of an aggregate number of 40,984 Ordinary Shares of Rail Vision, at a price per share equal to $244 (the "PPS") representing a post investment valuation of approximately $47,000, reflecting 21.34% of Rail Vision's issued and outstanding capital. KB has also been issued an aggregate of 14,903 warrants to purchase up to 14,903 of Rail Vision's Ordinary Shares at an exercise price per share equal to the PPS.

E.	Following the consummation of the first closing of the KB investment and exercise of warrants by third parties during the six months ended June 30, 2019, the Company's holdings in Rail Vision, as of June 30, 2019, decreased from 35.91% as of December 31, 2018, to 26.76%. As a result, the Company recorded equity in net gain of affiliated company of $16 which is comprised from a gain of $1,430 from issuance to third parties offset by an equity in loss of affiliated company in the amount of $1,414 recorded.

As of the date of the approval of the financial statements, the Company's holdings in Rail Vision amounted to 24.12%.

F.	On February 18, 2019, the Company modified the expiration date of 9,752,984 and 2,028,568 outstanding Series B warrants from February 28, 2019 and May 16, 2019, respectively, both to December 31, 2019. In addition the Company modified the expiration date of 12,296,976 and 6,736,183 outstanding Series F warrants from March 28, 2019, and April 23, 2019, respectively, both to December 31, 2019.

In addition, the Company modified the exercise price of Series B warrants from NIS 4 to $1.08 per share. Upon modification of the exercise price to an amount denominated in the functional currency of the Company, the Company concluded that Series B warrants included no features which would preclude equity classification. Accordingly, the fair value of the warrants as of the modification date was classified to equity. Changes in fair value from December 31, 2018 through February 18, 2019, were recorded as finance expense in the statement of operations.

G.	On March 20, 2019, the Company issued options to purchase 1,375,000 Ordinary Shares to its employees at an exercise price of NIS 1.95 (approximately $0.54 per share at the grant date). One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested by March 31, 2022. The total aggregate fair value of the options as of the grant date was $123.

The grant date fair value of the options granted was measured based on the Black-Scholes option pricing model with the following weighted-average assumptions: weighted average volatility of 67%, risk free interest rates of 0.75%, dividend yields of 0% and a weighted average life of the options of 3 years.

On March 20, 2019, in accordance with the terms of the Company's 2016 Equity Incentive Plan, the Company's Board of Directors approved a modification of outstanding options held by officers and employees that had an exercise price of NIS 3.78 per share and reduced the exercise price to NIS 1.95 per share. This resolution is effective from May 6, 2019, after receiving approval from the Israeli Tax Authorities. The Company calculated the fair value of such options immediately before and after the modification. The Company immediately recognized the additional fair value attributable to vested options, approximately $27, as stock compensation expenses. The additional fair value resulting from the modification, approximately $54, is being expensed over the remaining vesting period of the modified options.

H.	On June 19, 2019, the Company signed a commercial agreement with Elbit Systems Land Ltd., a subsidiary of Elbit Systems Ltd. ("Elbit"), for exclusive marketing of its proprietary image processing software for the defense, paramilitary and homeland security markets. According to the agreement, the Company will sell the current version of its software in the form of a software license to both Elbit and Elbit's customers for several thousand U.S. dollars per license and will also provide support and maintenance services to Elbit for an additional fee. Elbit will have exclusive rights to market and sell the Company's software in Israel for a period of several years. In order to maintain exclusive rights in Israel, Elbit committed to issue minimum annual orders for the exclusivity period, with an initial purchase order in the amount of approximately $50 due after the execution of the agreement. Furthermore, Elbit will also have exclusive rights to distribute the Company's image processing software globally for an initial period, as determined in the agreement. The global exclusivity excludes several customers within the defense industry who are already engaged in commercial activity with the Company's. The exclusivity rights, both in Israel and globally, may be extended based on sales achievements.